Morgan Stanley International Fund
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002

Dear Shareholder:
International markets were choppy during the six-month period ended April 30, 2002. After a volatile start to 2002, global equity markets bottomed in February as evidence of a robust global economic recovery mounted. European financial markets fluctuated significantly, spurred by major geopolitical events and changing sentiment about the direction of the global economy. Elsewhere, markets in Asia ex-Japan posted particularly robust performance overall, aided by relatively lower valuations among equities and investors developing a greater appetite for investment risk. In Japan, rising technology stocks, monetary easing by the Bank of Japan and the announcement of anti-deflationary packages from the ruling Liberal Democratic Party helped the country rebound sharply in the latter half of this period.

Performance and Portfolio Strategy
For the six-month period ended April 30, 2002, Morgan Stanley International Fund's Class A, B, C and D shares returned 5.14 percent, 4.72 percent, 4.86 percent and 5.33 percent, respectively. During the same period the Morgan Stanley Capital International (MSCI) EAFE Index returned 5.53 percent.* The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to the Fund's sub-advisor, Morgan Stanley Investment Management Inc., the Fund's performance during the period was driven primarily by its defensive stance. The Fund's overweighted positions in the consumer staples and energy sectors, as well as its significantly underweighted position in information technology, contributed positively to its performance. However, the portfolio's overall underweighting to Japan hampered the Fund's performance relative to its benchmark. As of April 30, 2002, the Fund was overweighted to non euro Europe, underweighted to euro Europe and Japan and neutrally weighted to Asia.

Looking Ahead
The sub-advisor's analysis of the Japanese market on its three main decision factors (valuations, fundamentals and market technicals) presents neither a clear bull or bear case. In the sub-advisor's view, valuations are undeniably low and signs of a cyclical economic recovery are materializing, but the Fund remained underweighted in Japan during the six-month period. Although Japan is currently benefiting from a cyclical global upswing, the sub-advisor believes that any lasting economic improvement in Japan will result from political and financial reforms, neither of which is imminent in the sub-advisor's view.

----------------
* The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance of a diverse range of global stock markets within Europe, Australia and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley International Fund
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002 CONTINUED

In Europe, the Fund remains overweighted to the United Kingdom while underweighted to the countries that comprise the euro zone. Some early signs that the euro may have finally hit bottom would be net positive for the region, albeit a potential drain on profits. Signs of recovery are present in Germany, but the sub-advisor attributes it to a large-scale inventory swing and believes there are few signs yet of accelerating final demand. Europe's recovery has an added fragility as its fiscal and monetary policy are, according to the sub-advisor, slightly hamstrung -- the former by the Maastricht Criteria and the latter by stubbornly high inflation combined with a sensitivity to wage rounds and global oil prices.

The sub-advisor recently added to the Fund's positions in Hong Kong, bringing the portfolio's weighting there to roughly twice that of its benchmark. According to the sub-advisor, the Hong Kong market is reasonably valued on a price-to-book basis, and the sub-advisor believes that earning expectations for companies in the region are attainable. Further, the sub-advisor believes fundamentals should improve, especially if the U.S. dollar continues to weaken and interest rates decline.

We appreciate your ongoing support of Morgan Stanley International Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley International Fund
FUND PERFORMANCE / / APRIL 30, 2002

                                          Average Annual Total Returns
   -----------------------------------------------------------------------------------------------------------
                    Class A Shares*                                        Class B Shares**
   -------------------------------------------------     -----------------------------------------------------
   Period Ended 4/30/02                                  Period Ended 4/30/02
   -------------------------                             -------------------------
   1 Year                      (9.93)%(1) (14.66)%(2)    1 Year                     (10.74)%(1)     (15.20)%(2)
   Since Inception (6/28/99)   (5.11)%(1)  (6.90)%(2)    Since Inception (6/28/99)   (5.87)%(1)      (6.82)%(2)

                    Class C Shares+                                        Class D Shares++
   -------------------------------------------------     -----------------------------------------------------
   Period Ended 4/30/02                                  Period Ended 4/30/02
   -------------------------                             -------------------------
   1 Year                     (10.63)%(1) (11.52)%(2)    1 Year                      (9.82)%(1)
   Since Inception (6/28/99)   (5.83)%(1)  (5.83)%(2)    Since Inception (6/28/99)   (4.93)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED)

 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common and Preferred Stocks,
           Rights and Warrants (94.1%)
           Australia (1.7%)
           BEVERAGES: ALCOHOLIC
  92,599   Foster's Brewing Group Ltd..............  $    235,684
                                                     ------------
           BEVERAGES: NON-ALCOHOLIC
  73,832   Coca-Cola Amatil Ltd....................       238,374
                                                     ------------
           CASINO/GAMING
  16,104   TABCORP Holdings Ltd....................       104,420
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED
  14,252   Orica Ltd...............................        62,886
                                                     ------------
           CONSTRUCTION MATERIALS
  49,399   CSR Ltd.................................       162,148
                                                     ------------
           CONTAINERS/PACKAGING
  37,373   Amcor Ltd...............................       149,018
  31,042   Southcorp Ltd...........................        97,048
                                                     ------------
                                                          246,066
                                                     ------------
           ENGINEERING & CONSTRUCTION
  13,503   Leighton Holdings Ltd...................        75,929
                                                     ------------
           FINANCIAL CONGLOMERATES
  15,645   Suncorp-Metway Ltd......................       105,821
                                                     ------------
           FOOD RETAIL
  44,735   Coles Myer Ltd..........................       183,428
  56,222   Woolworths Ltd..........................       397,223
                                                     ------------
                                                          580,651
                                                     ------------
           FOOD: SPECIALTY/CANDY
  58,901   Goodman Fielder Ltd.....................        49,761
                                                     ------------
           GAS DISTRIBUTORS
  20,556   Australian Gas Light Company Ltd........       106,630
                                                     ------------
           HOSPITAL/NURSING MANAGEMENT
  33,452   Mayne Group Ltd.........................        66,242
                                                     ------------
           INDUSTRIAL CONGLOMERATES
  10,430   Ansell Ltd..............................        36,201
  13,428   Wesfarmers Ltd..........................       205,641
                                                     ------------
                                                          241,842
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           LIFE/HEALTH INSURANCE
  36,111   Amp Ltd.................................  $    357,342
                                                     ------------
           MAJOR BANKS
  29,623   Australia & New Zealand Banking
            Group Ltd..............................       302,544
  37,556   Commonwealth Bank of Australia..........       663,862
  53,883   National Australia Bank Ltd.............     1,007,557
  48,370   Westpac Banking Corp., Ltd..............       422,693
                                                     ------------
                                                        2,396,656
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 252,247   Telstra Corp., Ltd......................       690,887
                                                     ------------
           MEDIA CONGLOMERATES
  92,885   News Corp., Ltd.........................       607,774
  82,447   News Corp., Ltd. (Pref. Ordinary).......       455,182
                                                     ------------
                                                        1,062,956
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES
  44,604   Brambles Industries Ltd.................       241,454
                                                     ------------
           OIL & GAS PRODUCTION
  30,947   Santos Ltd..............................        97,751
                                                     ------------
           OTHER METALS/MINERALS
 140,138   BHP Billiton Ltd........................       814,409
  36,529   M.I.M. Holdings Ltd.....................        24,570
  10,211   Rio Tinto Ltd...........................       198,353
  88,630   WMC Ltd.................................       439,242
                                                     ------------
                                                        1,476,574
                                                     ------------
           PHARMACEUTICALS: OTHER
   5,248   CSL Ltd.................................       110,303
                                                     ------------
           PROPERTY - CASUALTY INSURERS
  20,552   QBE Insurance Group Ltd.................        80,842
                                                     ------------
           PULP & PAPER
   6,365   Paperlinx Ltd...........................        17,947
                                                     ------------
           REAL ESTATE DEVELOPMENT
  16,586   Lend Lease Corp., Ltd...................       103,797
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUSTS
  19,392   AMP Diversified Property Trust..........  $     26,400
  69,220   General Property Trust (Units)++........       102,430
     702   Stockland Trust Group...................         1,605
  19,771   Stockland Trust Group (Units)++.........        46,704
   2,775   Westfield Trust.........................         4,898
  75,776   Westfield Trust (Units)++...............       136,596
                                                     ------------
                                                          318,633
                                                     ------------
           STEEL
   8,791   OneSteel Ltd............................         6,386
                                                     ------------
           Total Australia.........................     9,237,982
                                                     ------------
           Austria (0.1%)
           BUILDING PRODUCTS
   4,433   Wienerberger AG.........................        71,815
                                                     ------------
           CONTAINERS/PACKAGING
     565   Mayr-Melnhof Karton AG..................        37,568
                                                     ------------
           ELECTRIC UTILITIES
   1,959   Oesterreichische
            Elektrizitaetswirtschafts AG (Verbund)
            (A Shares).............................       167,935
                                                     ------------
           ENGINEERING & CONSTRUCTION
     963   VA Technologie AG.......................        29,390
                                                     ------------
           ENVIRONMENTAL SERVICES
   1,080   BWT AG..................................        27,362
                                                     ------------
           OTHER TRANSPORTATION
   1,002   Flughafen Wien AG.......................        32,266
                                                     ------------
           STEEL
     440   Boehler-Uddeholm AG.....................        20,711
                                                     ------------
           Total Austria...........................       387,047
                                                     ------------
           Belgium (0.1%)
           CHEMICALS: SPECIALTY
   1,383   Solvay S.A. (A Shares)..................        91,983
                                                     ------------
           MAJOR BANKS
   5,795   KBC Bankverzekeringsholding.............       208,933
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           OTHER METALS/MINERALS
     456   Umicore.................................  $     20,520
                                                     ------------
           PHARMACEUTICALS: OTHER
   2,246   UCB S.A.................................        81,867
                                                     ------------
           Total Belgium...........................       403,303
                                                     ------------
           Denmark (0.2%)
           BEVERAGES: ALCOHOLIC
   1,800   Carlsberg AS (Series B).................        78,581
                                                     ------------
           BIOTECHNOLOGY
     600   Novozymes AS (Series B).................        12,497
                                                     ------------
           FOOD: SPECIALTY/CANDY
   3,700   Danisco AS..............................       127,251
                                                     ------------
           MAJOR BANKS
  38,500   Danske Bank AS..........................       694,685
                                                     ------------
           PHARMACEUTICALS: MAJOR
   6,000   Novo Nordisk AS (Series B)..............       175,836
                                                     ------------
           SPECIALTY TELECOMMUNICATIONS
   2,400   TDC AS..................................        69,172
                                                     ------------
           Total Denmark...........................     1,158,022
                                                     ------------
           Finland (0.7%)
           BEVERAGES: ALCOHOLIC
   8,005   Hartwall Oyj ABP (A Shares).............       228,887
                                                     ------------
           FOOD RETAIL
  18,773   Kesko Oyj (B Shares)....................       168,957
                                                     ------------
           INDUSTRIAL MACHINERY
  10,607   Metso Oyj...............................       128,875
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
   5,242   TietoEnator Oyj.........................       131,155
                                                     ------------
           MAJOR TELECOMMUNICATIONS
  39,841   Sonera Oyj*.............................       177,850
                                                     ------------
           MULTI-LINE INSURANCE
  34,415   Sampo Oyj (A Shares)....................       265,133
                                                     ------------
           OTHER METALS/MINERALS
  10,655   Outokumpu Oyj...........................       122,362
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           PULP & PAPER
  11,776   UPM-Kymmene Oyj.........................  $    411,218
                                                     ------------
           TELECOMMUNICATION EQUIPMENT
 111,599   Nokia Oyj+..............................     1,803,887
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
   4,537   Wartsila Oyj (B Shares).................        72,846
                                                     ------------
           Total Finland...........................     3,511,170
                                                     ------------
           France (9.1%)
           AEROSPACE & DEFENSE
  11,403   Thales S.A..............................       435,138
                                                     ------------
           APPAREL/FOOTWEAR
  31,232   LVMH (Louis Vuitton Moet Hennessy)+.....     1,631,716
                                                     ------------
           AUTOMOTIVE AFTERMARKET
   4,447   Compagnie Generale des Etablissements
            Michelin (B Shares)....................       172,099
                                                     ------------
           BEVERAGES: ALCOHOLIC
   6,052   Pernod-Ricard...........................       558,297
                                                     ------------
           CHEMICALS: SPECIALTY
   3,673   Air Liquide S.A.........................       567,919
                                                     ------------
           CONSTRUCTION MATERIALS
     410   Imerys S.A..............................        48,560
   4,384   Lafarge S.A.............................       415,472
                                                     ------------
                                                          464,032
                                                     ------------
           CONTAINERS/PACKAGING
   4,473   Compagnie de Saint-Gobain...............       764,883
   5,489   Pechiney S.A. (A Shares)................       265,283
                                                     ------------
                                                        1,030,166
                                                     ------------
           DEPARTMENT STORES
   8,377   Pinault-Printemps-Redoute S.A...........       949,952
                                                     ------------
           ELECTRIC UTILITIES
  52,089   Suez S.A................................     1,549,387
                                                     ------------
           ELECTRICAL PRODUCTS
   7,963   Schneider Electric S.A..................       383,777
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           ENGINEERING & CONSTRUCTION
  30,942   Bouygues S.A............................  $    932,901
                                                     ------------
           FOOD RETAIL
  42,487   Carrefour S.A.+.........................     1,852,646
   5,603   Etablissements Economiques du Casino
            Guichard-Perrachon S.A.................       450,313
                                                     ------------
                                                        2,302,959
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
  20,812   Groupe Danone...........................     2,753,428
                                                     ------------
           HOTELS/RESORTS/CRUISELINES
  12,833   Accor S.A...............................       518,119
                                                     ------------
           HOUSEHOLD/PERSONAL CARE
  44,601   L'Oreal S.A.+...........................     3,490,251
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
   4,159   Cap Gemini S.A..........................       242,366
                                                     ------------
           MAJOR BANKS
  46,169   BNP Paribas S.A.+.......................     2,410,022
  21,447   Societe Generale (A Shares).............     1,466,975
                                                     ------------
                                                        3,876,997
                                                     ------------
           MAJOR TELECOMMUNICATIONS
  28,222   France Telecom S.A.+....................       684,779
                                                     ------------
           MEDIA CONGLOMERATES
  44,385   Vivendi Universal S.A...................     1,413,707
                                                     ------------
           MEDICAL SPECIALTIES
   2,477   Essilor International S.A...............       100,675
                                                     ------------
           MOTOR VEHICLES
   8,898   Peugeot S.A.............................       442,053
                                                     ------------
           MULTI-LINE INSURANCE
  66,855   AXA+....................................     1,416,992
                                                     ------------
           OIL REFINING/MARKETING
  65,419   TotalFinaElf S.A........................     9,903,128
                                                     ------------
           OILFIELD SERVICES/EQUIPMENT
     831   Technip - Coflexip S.A..................       117,121
                                                     ------------
           OTHER CONSUMER SPECIALTIES
   4,949   Societe BIC S.A.........................       193,308
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           PACKAGED SOFTWARE
   2,753   Dassault Systemes S.A...................  $    123,488
                                                     ------------
           PHARMACEUTICALS: MAJOR
  60,721   Aventis S.A.............................     4,309,066
  58,023   Sanofi-Synthelabo S.A...................     3,710,281
                                                     ------------
                                                        8,019,347
                                                     ------------
           PUBLISHING: BOOKS/ MAGAZINES
   8,637   Lagardere S.C.A.........................       384,934
                                                     ------------
           REAL ESTATE DEVELOPMENT
   2,975   Gecina..................................       255,701
   3,760   Klepierre...............................       404,388
   6,052   Simco S.A...............................       446,638
   1,764   Simco-CTF de Valeur Garant (Warrants due
            10/31/03)*.............................         9,954
  17,791   Societe Fonciere Lyonnaise..............       512,381
     390   Societe Immobiliere de Location pour
            l'Industrie et le Commerce.............        60,898
   9,470   Sophia (EX-SFI).........................       273,588
  20,810   Unibail.................................     1,222,067
                                                     ------------
                                                        3,185,615
                                                     ------------
           RESTAURANTS
   8,836   Sodexho Alliance S.A....................       341,953
                                                     ------------
           SEMICONDUCTORS
  15,760   STMicroelectronics NV...................       489,348
                                                     ------------
           TELECOMMUNICATION EQUIPMENT
  26,926   Alcatel S.A.+...........................       336,360
                                                     ------------
           Total France............................    49,012,312
                                                     ------------
           Germany (5.1%)
           AIRLINES
  16,450   Deutsche Lufthansa AG...................       253,165
                                                     ------------
           AUTO PARTS: O.E.M.
   5,200   Continental AG..........................        87,282
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED
  19,900   BASF AG*................................       848,934
  25,700   Bayer AG................................       845,401
                                                     ------------
                                                        1,694,335
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           CONSTRUCTION MATERIALS
   3,324   Heidelberger Zement AG..................  $    162,474
                                                     ------------
           DEPARTMENT STORES
   6,650   Karstadquelle AG........................       200,497
  22,900   Metro AG................................       731,655
                                                     ------------
                                                          932,152
                                                     ------------
           ELECTRONIC COMPONENTS
   2,300   Epcos AG*...............................        93,150
                                                     ------------
           HOUSEHOLD/PERSONAL CARE
   3,444   Beiersdorf AG...........................       416,896
                                                     ------------
           INDUSTRIAL CONGLOMERATES
  34,880   E. ON AG................................     1,803,470
   5,000   MAN AG..................................       118,170
  35,600   RWE AG..................................     1,345,680
  39,025   Siemens AG..............................     2,360,232
  17,750   ThyssenKrupp AG.........................       267,581
                                                     ------------
                                                        5,895,133
                                                     ------------
           INDUSTRIAL MACHINERY
   6,400   Linde AG................................       312,768
                                                     ------------
           INDUSTRIAL SPECIALTIES
     400   SGL Carbon AG*..........................         8,964
                                                     ------------
           MAJOR BANKS
  28,522   Bayerische Hypo - und Vereinsbank AG+...     1,001,122
  37,000   Deutsche Bank AG (Registered Shares)+...     2,450,214
                                                     ------------
                                                        3,451,336
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 145,300   Deutsche Telekom AG+....................     1,932,781
                                                     ------------
           MEDICAL DISTRIBUTORS
   3,450   Gehe AG.................................       144,382
                                                     ------------
           MEDICAL/NURSING SERVICES
   6,750   Fresenius Medical Care AG...............       402,165
                                                     ------------
           MOTOR VEHICLES
  41,650   DaimlerChrysler AG (Registered
            Shares)+...............................     1,922,980
  13,000   Volkswagen AG...........................       637,650
   3,050   Volkswagen AG (Pref.)...................        96,624
                                                     ------------
                                                        2,657,254
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MULTI-LINE INSURANCE
  13,530   Allianz AG (Registered Shares)+.........  $  3,178,197
   7,550   Muenchener Rueckver AG (Registered
            Shares)+...............................     1,868,625
                                                     ------------
                                                        5,046,822
                                                     ------------
           OTHER CONSUMER SERVICES
   8,350   Preussag AG.............................       227,705
                                                     ------------
           PACKAGED SOFTWARE
  18,300   SAP AG..................................     2,366,739
                                                     ------------
           PHARMACEUTICALS: MAJOR
   7,432   Merck KGaA..............................       219,393
   9,500   Schering AG.............................       577,980
                                                     ------------
                                                          797,373
                                                     ------------
           REAL ESTATE DEVELOPMENT
  30,007   IVG Holding AG..........................       341,630
   3,500   WCM Beteiligungs-und Grundbesitz AG*....        32,225
                                                     ------------
                                                          373,855
                                                     ------------
           RESTAURANTS
   4,300   Kamps AG................................        47,911
                                                     ------------
           SEMICONDUCTORS
   5,000   Infineon Technologies AG*...............        90,630
                                                     ------------
           SPECIALTY STORES
   4,500   Douglas Holding AG......................       107,609
                                                     ------------
           Total Germany...........................    27,502,881
                                                     ------------
           Hong Kong (3.6%)
           AIRLINES
 192,000   Cathay Pacific Airways, Ltd.............       332,338
                                                     ------------
           APPAREL/FOOTWEAR RETAIL
  95,000   Esprit Holdings Ltd.....................       182,709
                                                     ------------
           BROADCASTING
  55,000   Television Broadcasts Ltd...............       267,973
                                                     ------------
           ELECTRIC UTILITIES
 337,300   CLP Holdings Ltd........................     1,323,373
 267,000   Hong Kong Electric Holdings Ltd.........     1,013,322
                                                     ------------
                                                        2,336,695
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           ENGINEERING & CONSTRUCTION
 266,951   New World Development Co., Ltd..........  $    222,479
                                                     ------------
           GAS DISTRIBUTORS
 723,483   Hong Kong & China Gas Co., Ltd..........       904,435
                                                     ------------
           INDUSTRIAL CONGLOMERATES
 379,900   Hutchison Whampoa Ltd...................     3,324,423
 181,000   Swire Pacific Ltd. (Class A)............     1,079,135
                                                     ------------
                                                        4,403,558
                                                     ------------
           INVESTMENT BANKS/BROKERS
 201,000   Hong Kong Exchanges & Clearing Ltd......       358,224
                                                     ------------
           MAJOR BANKS
 262,414   Bank of East Asia Ltd...................       550,109
 147,400   Hang Seng Bank Ltd......................     1,682,023
                                                     ------------
                                                        2,232,132
                                                     ------------
           MISCELLANEOUS MANUFACTURING
 283,000   Johnson Electric Holdings Ltd...........       426,352
                                                     ------------
           RAILROADS
 244,000   MTR Corp., Ltd..........................       372,290
                                                     ------------
           REAL ESTATE DEVELOPMENT
 290,000   Cheung Kong (Holdings) Ltd..............     2,760,825
 223,000   Hang Lung Properties Ltd................       250,183
 116,000   Henderson Land Development Co., Ltd.....       565,179
 255,000   Sun Hung Kai Properties Ltd.............     2,223,276
 236,000   Wharf (Holdings) Ltd. (The).............       632,416
                                                     ------------
                                                        6,431,879
                                                     ------------
           SPECIALTY TELECOMMUNICATIONS
1,752,056  Pacific Century CyberWorks Ltd.*........       447,039
                                                     ------------
           WHOLESALE DISTRIBUTORS
 304,000   Li & Fung Ltd...........................       487,223
                                                     ------------
           Total Hong Kong.........................    19,405,326
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           Ireland (0.3%)
           CONSTRUCTION MATERIALS
   8,191   CRH PLC.................................  $    141,909
                                                     ------------
           FOOD: SPECIALTY/CANDY
   2,623   Kerry Group PLC (A Shares)..............        36,119
                                                     ------------
           MAJOR BANKS
  44,300   Allied Irish Banks PLC..................       584,095
                                                     ------------
           PULP & PAPER
  18,360   Jefferson Smurfit Group PLC.............        43,954
                                                     ------------
           REAL ESTATE DEVELOPMENT
  77,700   Green Property PLC......................       601,398
                                                     ------------
           Total Ireland...........................     1,407,475
                                                     ------------
           Italy (4.2%)
           APPAREL/FOOTWEAR
  10,254   Benetton Group SpA......................       144,428
                                                     ------------
           BROADCASTING
  51,003   Mediaset SpA............................       426,895
                                                     ------------
           CONSTRUCTION MATERIALS
   4,461   Italcementi SpA.........................        42,959
                                                     ------------
           DEPARTMENT STORES
  12,811   La Rinascente SpA.......................        46,696
                                                     ------------
           ELECTRIC UTILITIES
 382,971   Enel SpA+...............................     2,271,401
                                                     ------------
           ELECTRICAL PRODUCTS
 139,536   Pirelli SpA.............................       205,955
                                                     ------------
           FOOD: MEAT/FISH/DAIRY
 105,040   Parmalat Finanziaria SpA................       368,690
                                                     ------------
           GAS DISTRIBUTORS
  25,064   Italgas SpA.............................       250,615
                                                     ------------
           INTEGRATED OIL
 426,051   ENI SpA+................................     6,537,753
                                                     ------------
           LIFE/HEALTH INSURANCE
  69,232   Assicurazioni Generali+.................     1,671,122
                                                     ------------
           MAJOR BANKS
  27,417   Banca di Roma SpA.......................        74,519
 322,269   IntesaBci SpA*..........................     1,041,251

 SHARES                                                 VALUE

-----------------------------------------------------------------

  82,323   Sanpaolo IMI SpA........................  $    916,502
 288,151   Unicredito Italiano SpA.................     1,335,580
                                                     ------------
                                                        3,367,852
                                                     ------------
           MAJOR TELECOMMUNICATIONS
  17,370   Telecom Italia SpA - RNC................        93,016
 217,100   Telecom Italia SpA......................     1,725,294
                                                     ------------
                                                        1,818,310
                                                     ------------
           MEDICAL SPECIALTIES
  27,736   Snia SpA................................        53,170
                                                     ------------
           MOTOR VEHICLES
  16,389   Fiat SpA................................       193,226
   3,384   Fiat SpA (Pref.)........................        28,933
                                                     ------------
                                                          222,159
                                                     ------------
           MULTI-LINE INSURANCE
  32,385   Riunione Adriatica di Sicurta SpA.......       419,710
                                                     ------------
           REAL ESTATE DEVELOPMENT
 622,000   Beni Stabili SpA........................       345,397
                                                     ------------
           REGIONAL BANKS
   9,384   Banca Popolare di Milano................        41,046
  34,449   Mediobanca SpA..........................       352,207
                                                     ------------
                                                          393,253
                                                     ------------
           RESTAURANTS
  13,310   Autogrill SpA...........................       156,925
                                                     ------------
           WIRELESS TELECOMMUNICATIONS
 804,984   Telecom Italia Mobile SpA...............     3,513,755
                                                     ------------
           Total Italy.............................    22,257,045
                                                     ------------
           Japan (19.0%)
           ADVERTISING/MARKETING SERVICES
   4,200   Asatsu - DK Inc.........................        95,996
                                                     ------------
           AGRICULTURAL COMMODITIES/ MILLING
  11,000   Nisshin Seifun Group Inc................        67,815
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           AIR FREIGHT/COURIERS
  81,000   Nippon Express Co., Ltd.................  $    352,010
  28,000   Yamato Transport Co., Ltd...............       474,539
                                                     ------------
                                                          826,549
                                                     ------------
           AIRLINES
  84,000   Japan Airlines Company, Ltd.............       231,828
                                                     ------------
           APPAREL/FOOTWEAR
  19,000   Onward Kashiyama Co., Ltd...............       176,219
   7,000   Wacoal Corp.............................        50,937
                                                     ------------
                                                          227,156
                                                     ------------
           APPAREL/FOOTWEAR RETAIL
   1,300   Shimamura Co., Ltd......................        89,948
                                                     ------------
           AUTO PARTS: O.E.M.
  54,150   Denso Corporation.......................       875,628
  27,000   NGK Spark Plug Co., Ltd.................       229,635
   3,550   Toyota Industries Corp..................        56,991
                                                     ------------
                                                        1,162,254
                                                     ------------
           AUTOMOTIVE AFTERMARKET
  57,000   Bridgestone Corp........................       802,511
                                                     ------------
           BEVERAGES: ALCOHOLIC
  39,000   Asahi Breweries, Ltd....................       358,680
 115,000   Kirin Brewery Co., Ltd..................       869,898
   2,000   Sapporo Breweries Ltd...................         5,333
  11,000   Takara Shuzo Co., Ltd...................        82,181
                                                     ------------
                                                        1,316,092
                                                     ------------
           BROADCASTING
      20   Fuji Television Network, Inc............       115,059
   9,000   Tokyo Broadcasting System, Inc..........       191,013
                                                     ------------
                                                          306,072
                                                     ------------
           BUILDING PRODUCTS
  30,000   Nippon Sheet Glass Company, Ltd........        108,451
  17,000   Tostem Inax Holding Corp................       235,248
  52,000   Toto Ltd................................       225,981
                                                     ------------
                                                          569,680
                                                     ------------
           CHEMICALS: AGRICULTURAL
  25,000   Ishihara Sangyo Kaisha, Ltd.*...........        45,674
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           CHEMICALS: MAJOR DIVERSIFIED
 105,000   Asahi Kasei Corp........................  $    399,984
 154,000   Mitsubishi Chemical Corp................       372,339
  69,000   Ube Industries, Ltd.....................        88,510
                                                     ------------
                                                          860,833
                                                     ------------
           CHEMICALS: SPECIALTY
  15,000   Daicel Chemical Industries Ltd..........        43,847
  36,000   Dainippon Ink & Chemicals, Inc..........        69,968
  23,000   Denki Kagaku Kogyo Kabushiki Kaisha.....        62,940
  21,000   Kaneka Corp.............................       145,300
  26,000   Kuraray Co., Ltd........................       168,779
   1,000   Mitsubishi Gas Chemical Co., Inc........         1,959
   8,000   Mitsui Chemicals, Inc...................        38,063
  30,197   Shin-Etsu Chemical Co., Ltd.............     1,241,873
  48,000   Showa Denko K.K.*.......................        75,379
 125,000   Sumitomo Chemical Co Ltd................       527,676
   5,000   Tosoh Corp..............................        14,577
                                                     ------------
                                                        2,390,361
                                                     ------------
           COMMERCIAL PRINTING/FORMS
  51,000   Dai Nippon Printing Co., Ltd............       641,514
  20,000   Toppan Printing Co., Ltd................       201,975
                                                     ------------
                                                          843,489
                                                     ------------
           COMPUTER PROCESSING HARDWARE
 101,000   Fujitsu Ltd.+...........................       800,902
                                                     ------------
           CONSTRUCTION MATERIALS
   6,000   Sumitomo Osaka Cement Co., Ltd..........        10,122
  42,000   Taiheyo Cement Corp.....................        81,303
                                                     ------------
                                                           91,425
                                                     ------------
           CONSUMER SUNDRIES
   2,200   Sanrio Co., Ltd.........................        18,352
                                                     ------------
           CONTAINERS/PACKAGING
  22,000   Toyo Seikan Kaisha, Ltd.................       290,927
                                                     ------------
           DATA PROCESSING SERVICES
     900   Trans Cosmos Inc........................        23,159
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           DEPARTMENT STORES
   1,000   Daimaru, Inc............................  $      4,447
   7,000   Hankyu Department Stores, Inc...........        47,236
   9,000   Isetan Co., Ltd.........................        87,600
  13,000   Keio Electric Railway Co., Ltd..........        56,394
  16,400   Marui Co., Ltd..........................       201,701
  50,000   Mitsukoshi Ltd..........................       144,601
  14,000   Takashimaya Co., Ltd....................        79,670
                                                     ------------
                                                          621,649
                                                     ------------
           ELECTRIC UTILITIES
  13,300   Chubu Electric Power Co.................       199,970
  90,600   Kansai Electric Power Co. Inc...........     1,232,605
   8,600   Kyushu Electric Power Co................       114,395
  43,000   Tohoku Electric Power Co., Inc..........       520,827
 128,200   Tokyo Electric Power Co.................     2,332,178
                                                     ------------
                                                        4,399,975
                                                     ------------
           ELECTRICAL PRODUCTS
  18,000   Fujikura Ltd............................        76,965
  57,000   Furukawa Electric Co., Ltd..............       263,220
     600   Mabuchi Motor Co., Ltd..................        58,680
  10,000   Matsushita Electric Works, Ltd..........        72,845
  41,000   NGK Insulators, Ltd.....................       298,663
   3,300   Nidec Corp..............................       219,607
  51,000   Sumitomo Electric Industries Ltd........       362,785
                                                     ------------
                                                        1,352,765
                                                     ------------
           ELECTRONIC COMPONENTS
   7,286   Alps Electric Co. Ltd...................        97,766
  14,000   Citizen Watch Co., Ltd..................        85,983
   2,000   Hirose Electric Co., Ltd...............        156,262
   6,500   Hoya Corp...............................       483,091
  13,100   Murata Manufacturing Co., Ltd...........       827,979
  16,000   Nitto Denko Corp........................       526,160
   7,000   Taiyo Yuden Co., Ltd....................       127,342
   3,500   TDK Corp................................       190,469
                                                     ------------
                                                        2,495,052
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           ELECTRONIC EQUIPMENT/ INSTRUMENTS
  48,000   Canon, Inc..............................  $  1,835,964
  44,000   Casio Computer Co., Ltd.................       202,503
     900   Keyence Corp............................       181,847
   9,800   Kyocera Corp............................       665,879
 165,000   Matsushita Electric Industrial
            Co., Ltd.+.............................     2,206,328
 190,000   Mitsubishi Electric Corp................       883,309
  89,000   NEC Corp................................       684,988
  15,000   Omron Corp..............................       225,297
  19,000   Ricoh Co., Ltd..........................       353,767
 168,000   Sanyo Electric Co. Ltd..................       771,888
 175,000   Toshiba Corp.*..........................       814,934
  14,000   Yokogawa Electric Corp..................       116,023
                                                     ------------
                                                        8,942,727
                                                     ------------
           ELECTRONIC PRODUCTION EQUIPMENT
   4,900   Advantest Corp..........................       352,367
  18,000   Nikon Corporation.......................       234,673
   9,400   Tokyo Electron Ltd......................       675,239
                                                     ------------
                                                        1,262,279
                                                     ------------
           ELECTRONICS/APPLIANCES
  15,854   Pioneer Corp............................       312,446
  91,000   Sharp Corp..............................     1,259,978
  71,496   Sony Corp...............................     3,835,205
                                                     ------------
                                                        5,407,629
                                                     ------------
           ENGINEERING & CONSTRUCTION
  12,000   Daito Trust Construction Co., Ltd.......       177,253
  15,000   JGC Corp................................       105,535
 109,000   Kajima Corp.............................       271,165
   2,000   Kinden Corp.............................         7,386
   2,000   Nishimatsu Construction Co., Ltd........         5,147
  49,000   Obayashi Corp...........................       128,376
  82,000   Shimizu Corporation.....................       260,732
 110,000   Taisei Corporation......................       219,778
   1,000   Toda Corp...............................         2,138
                                                     ------------
                                                        1,177,510
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           FINANCE/RENTAL/LEASING
  10,300   Acom Co., Ltd...........................  $    784,731
   1,050   Aiful Corp..............................        72,732
   8,000   Credit Saison Co., Ltd..................       187,826
   6,900   Orix Corp...............................       571,290
   9,600   Promise Co., Ltd........................       505,263
  10,760   Takefuji Corp...........................       776,279
                                                     ------------
                                                        2,898,121
                                                     ------------
           FOOD RETAIL
  29,000   Aeon Co., Ltd...........................       748,503
  41,000   Daiei, Inc.*............................        30,599
  21,000   Ito-Yokado Co., Ltd.+...................     1,033,429
  14,000   Seiyu, Ltd.*............................        64,106
  17,000   Seven-Eleven Japan Co., Ltd.............       635,699
                                                     ------------
                                                        2,512,336
                                                     ------------
           FOOD: MEAT/FISH/DAIRY
  25,000   Nippon Meat Packers, Inc................       251,108
   7,000   Yakult Honsha Co., Ltd..................        70,691
                                                     ------------
                                                          321,799
                                                     ------------
           FOOD: SPECIALTY/CANDY
  57,000   Ajinomoto Co., Inc......................       566,765
   1,000   House Foods Corp........................         8,552
  10,000   Kikkoman Corp...........................        55,353
  19,000   Meiji Seika Kaisha Ltd..................        68,095
   5,800   Nissin Food Products Co., Ltd...........       104,610
  10,000   Yamazaki Baking Co., Ltd................        55,197
                                                     ------------
                                                          858,572
                                                     ------------
           GAS DISTRIBUTORS
 167,000   Osaka Gas Co., Ltd......................       360,927
 235,000   Tokyo Gas Co., Ltd......................       560,872
                                                     ------------
                                                          921,799
                                                     ------------
           HOME BUILDING
  59,000   Daiwa House Industry Co., Ltd...........       376,118
  26,000   Sekisui Chemical Co., Ltd...............        72,969
  67,000   Sekisui House Ltd.......................       459,932
                                                     ------------
                                                          909,019
                                                     ------------
           HOUSEHOLD/PERSONAL CARE
   4,000   Kanebo, Ltd.*...........................         6,841
  37,000   Kao Corp................................       721,993

 SHARES                                                 VALUE

-----------------------------------------------------------------

  34,000   Shiseido Company, Ltd...................  $    376,662
   3,700   Uni-Charm Corp..........................        96,937
                                                     ------------
                                                        1,202,433
                                                     ------------
           INDUSTRIAL CONGLOMERATES
 167,000   Hitachi Ltd.+...........................     1,234,681
  72,000   Kawasaki Heavy Industries, Ltd.*........        79,484
                                                     ------------
                                                        1,314,165
                                                     ------------
           INDUSTRIAL MACHINERY
  26,000   Amada Co., Ltd..........................       142,502
   4,000   Daifuku Co., Ltd........................        15,642
  14,000   Daikin Industries Ltd...................       253,596
  18,000   Fanuc, Ltd.+............................       996,346
   2,300   Fuji Machine Manufacturing Co., Ltd.....        38,444
  88,000   Ishikawajima-Harima Heavy Industries
            Co., Ltd...............................       142,984
 105,000   Kubota Corp.............................       315,906
 329,000   Mitsubishi Heavy Industries Ltd.+.......     1,040,994
   2,100   THK Co., Ltd............................        41,631
                                                     ------------
                                                        2,988,045
                                                     ------------
           INDUSTRIAL SPECIALTIES
 110,000   Asahi Glass Company, Ltd................       779,056
   5,000   Noritake Co., Ltd.......................        19,513
                                                     ------------
                                                          798,569
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
   5,200   CSK Corp................................       154,832
      71   NTT Data Corp...........................       316,279
  23,000   Softbank Corp...........................       348,674
   3,156   TIS Inc.................................        68,699
                                                     ------------
                                                          888,484
                                                     ------------
           INVESTMENT BANKS/BROKERS
 110,000   Daiwa Securities Group Inc.*............       753,401
  29,000   Nikko Cordial Corp......................       130,763
 159,000   Nomura Holdings, Inc....................     2,212,625
                                                     ------------
                                                        3,096,789
                                                     ------------
           MAJOR BANKS
  38,000   Bank of Yokohama Ltd....................       132,349

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

   7,000   Chiba Bank, Ltd. (The)..................  $     21,931
  87,947   Daiwa Bank Holdings, Inc.*..............        56,749
  32,000   Joyo Bank, Ltd. (The)...................        83,340
     148   Mitsubishi Tokyo Financial
            Group, Inc.............................     1,011,366
     249   Mizuho Holdings, Inc....................       518,790
  26,000   Shizuoka Bank, Ltd. (The)...............       158,066
 152,000   Sumitomo Mitsui Banking Corp............       675,923
  20,000   Sumitomo Trust & Banking Co., Ltd.......        89,559
      40   UFJ Holdings, Inc.*.....................        98,888
                                                     ------------
                                                        2,846,961
                                                     ------------
           MAJOR TELECOMMUNICATIONS
     692   Nippon Telegraph & Telephone Corp.......     2,716,785
                                                     ------------
           MARINE SHIPPING
   3,000   Kamigumi Co. Ltd........................        11,615
   2,000   Kawasaki Kisen Kaisha, Ltd..............         2,472
   7,000   Mitsubishi Logistics Corp...............        50,556
  91,000   Nippon Yusen Kabushiki Kaisha...........       302,791
                                                     ------------
                                                          367,434
                                                     ------------
           MEDICAL SPECIALTIES
  13,000   Olympus Optical Co., Ltd................       168,577
  20,100   Terumo Corp.............................       296,742
                                                     ------------
                                                          465,319
                                                     ------------
           METAL FABRICATIONS
   2,000   Koyo Seiko Co., Ltd.....................         9,656
  22,000   Minebea Co., Ltd........................       143,668
  84,000   Mitsubishi Materials Corp.*.............       165,218
  29,000   Mitsui Mining & Smelting Co., Ltd.......       107,316
  64,000   NSK Ltd.................................       277,633
  38,000   NTN Corp................................        91,580
                                                     ------------
                                                          795,071
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MISCELLANEOUS COMMERCIAL SERVICES
   3,000   Meitec Corp.............................  $     84,428
  22,000   Secom Co., Ltd..........................     1,080,930
                                                     ------------
                                                        1,165,358
                                                     ------------
           MISCELLANEOUS MANUFACTURING
  32,000   Ebara Corp..............................       191,557
   8,000   Kurita Water Industries Ltd.............        94,597
  14,000   Takuma Co., Ltd.........................        90,881
                                                     ------------
                                                          377,035
                                                     ------------
           MOTOR VEHICLES
  52,904   Honda Motor Co.+........................     2,369,020
 197,000   Nissan Motor Co., Ltd...................     1,513,146
 235,800   Toyota Motor Corp.......................     6,416,077
                                                     ------------
                                                       10,298,243
                                                     ------------
           MOVIES/ENTERTAINMENT
     700   Namco Ltd...............................        14,149
   3,800   Oriental Land Co. Ltd...................       249,631
   6,300   Toho Co., Ltd...........................        71,899
                                                     ------------
                                                          335,679
                                                     ------------
           OFFICE EQUIPMENT/SUPPLIES
   5,000   Kokuyo Co., Ltd.........................        48,200
                                                     ------------
           OIL & GAS PRODUCTION
  15,000   Teikoku Oil Co., Ltd....................        60,872
                                                     ------------
           OIL REFINING/MARKETING
  77,000   Japan Energy Corp.......................       109,547
 166,000   Nippon Mitsubishi Oil Corp..............       725,274
  20,000   Showa Shell Sekiyu K.K..................       122,055
   7,000   TonenGeneral Sekiyu K.K.................        52,733
                                                     ------------
                                                        1,009,609
                                                     ------------
           OTHER CONSUMER SERVICES
  11,000   Benesse Corporation.....................       242,867
                                                     ------------
           OTHER METALS/MINERALS
  43,000   Sumitomo Metal Mining Co................       187,538
                                                     ------------
           PACKAGED SOFTWARE
   2,800   Fuji Soft ABC Inc.......................       101,003

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

     800   Oracle Corp.............................  $     42,292
   2,200   Trend Micro Inc.*.......................        59,177
                                                     ------------
                                                          202,472
                                                     ------------
           PHARMACEUTICALS: MAJOR
  44,000   Sankyo Co., Ltd.........................       668,740
  65,000   Takeda Chemical Industries, Ltd.........     2,839,928
                                                     ------------
                                                        3,508,668
                                                     ------------
           PHARMACEUTICALS: OTHER
  28,000   Chugai Pharmaceutical Co................       333,919
  16,000   Daiichi Pharmaceutical Co., Ltd.........       311,591
  18,000   Eisai Co., Ltd..........................       461,790
   5,000   Fujisawa Pharmaceutical Co., Ltd........       122,055
  24,000   Kyowa Hakko Kogyo Co., Ltd..............       136,764
  23,000   Shionogi & Co., Ltd.....................       335,800
  33,000   Taisho Pharmaceutical Co., Ltd..........       531,058
  20,000   Yamanouchi Pharmaceutical Co., Ltd......       550,416
                                                     ------------
                                                        2,783,393
                                                     ------------
           PROPERTY - CASUALTY INSURERS
      83   Millea Holdings, Inc.*..................       645,262
 100,000   Mitsui Sumitomo Insurance Co............       491,332
   8,000   Yasuda Fire & Marine Insurance
            Co., Ltd...............................        44,469
                                                     ------------
                                                        1,181,063
                                                     ------------
           PULP & PAPER
   5,000   Mitsubishi Paper Mills Ltd.*............         8,396
      66   Nippon Unipac Holding...................       376,615
 106,000   Oji Paper Co. Ltd.......................       515,867
                                                     ------------
                                                          900,878
                                                     ------------
           RAILROADS
     147   Central Japan Railway Co................       837,682
     326   East Japan Railway Co.+.................     1,376,180
  33,000   Keihin Electric Express Railway
            Co., Ltd...............................       134,432
 148,000   Kinki Nippon Railway Co.*...............       462,536
 SHARES                                                 VALUE

-----------------------------------------------------------------

  86,000   Tobu Railway Co., Ltd.*.................  $    229,324
 104,000   Tokyu Corp..............................       344,430
      22   West Japan Railway Co...................        85,003
                                                     ------------
                                                        3,469,587
                                                     ------------
           REAL ESTATE DEVELOPMENT
  91,000   Mitsubishi Estate Co., Ltd..............       657,934
  60,000   Mitsui Fudosan Co., Ltd.................       470,186
   9,000   Sumitomo Realty & Development
            Co., Ltd...............................        44,710
                                                     ------------
                                                        1,172,830
                                                     ------------
           RECREATIONAL PRODUCTS
  30,000   Fuji Photo Film Co., Ltd.+..............       951,566
   9,100   Konami Corp.............................       229,216
  16,000   Konica Corp.............................       102,371
  10,500   Nintendo Co., Ltd.......................     1,469,331
  12,900   Sega Corp.*.............................       288,828
  10,500   Shimano, Inc............................       139,342
  12,000   Yamaha Corp.............................        90,212
                                                     ------------
                                                        3,270,866
                                                     ------------
           REGIONAL BANKS
   8,000   77 Bank, Ltd. (The).....................        31,097
  13,000   Bank of Fukuoka, Ltd. (The).............        43,054
  10,000   Gunma Bank Ltd. (The)...................        42,136
 105,043   Mitsui Trust Holdings, Inc..............       151,076
                                                     ------------
                                                          267,363
                                                     ------------
           RESTAURANTS
  14,000   Skylark Co., Ltd........................       280,261
                                                     ------------
           SEMICONDUCTORS
   5,900   Rohm Co., Ltd...........................       878,372
                                                     ------------
           STEEL
 243,400   Kawasaki Steel Corp.....................       272,484
 586,000   Nippon Steel Co.........................       892,918
  70,000   NKK Corp.*..............................        58,229
 254,000   Sumitomo Metal Industries, Ltd.*........       102,682
                                                     ------------
                                                        1,326,313
                                                     ------------
           TELECOMMUNICATION EQUIPMENT
   2,100   Matsushita Communication Industrial
            Co., Ltd...............................        79,670
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           TEXTILES
  14,000   Nisshinbo Industries, Inc...............  $     56,596
  63,000   Teijin Ltd..............................       223,828
 105,000   Toray Industries Inc....................       302,845
   3,000   Toyobo Co., Ltd.........................         4,268
                                                     ------------
                                                          587,537
                                                     ------------
           TOBACCO
     122   Japan Tobacco, Inc......................       738,848
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
 103,000   Komatsu Ltd.............................       372,347
   5,900   SMC Corporation.........................       705,450
                                                     ------------
                                                        1,077,797
                                                     ------------
           WHOLESALE DISTRIBUTORS
 109,000   Itochu Corp.............................       347,431
 111,000   Marubeni Corporation*...................        78,528
  76,000   Mitsubishi Corp.........................       568,981
  74,000   Sumitomo Corporation....................       451,030
   3,400   World Co., Ltd..........................        87,227
                                                     ------------
                                                        1,533,197
                                                     ------------
           WIRELESS TELECOMMUNICATIONS
     170   NTT DoCoMo, Inc.........................       429,527
     680   NTT DoCoMo, Inc. (New Shares)*..........     1,728,679
                                                     ------------
                                                        2,158,206
                                                     ------------
           Total Japan.............................   101,765,032
                                                     ------------
           Luxembourg (0.1%)
           STEEL
  29,411   Arcelor*................................       404,990
                                                     ------------
           Netherlands (7.5%)
           AIR FREIGHT/COURIERS
  43,458   TPG NV..................................       940,648
                                                     ------------
           BEVERAGES: ALCOHOLIC
  77,537   Heineken NV+............................     3,489,165
                                                     ------------
           ELECTRONIC PRODUCTION EQUIPMENT
  11,825   ASML Holding NV*........................       268,191
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           FINANCIAL CONGLOMERATES
  95,134   ING Groep NV............................  $  2,508,684
                                                     ------------
           FINANCIAL PUBLISHING/ SERVICES
  35,625   Reed Elsevier NV........................       493,763
  15,959   Wolters Kluwer NV.......................       323,170
                                                     ------------
                                                          816,933
                                                     ------------
           FOOD RETAIL
  59,955   Koninklijke Ahold NV....................     1,497,376
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
 113,120   Unilever NV.............................     7,279,272
                                                     ------------
           INDUSTRIAL CONGLOMERATES
 114,027   Koninklijke (Royal) Philips Electronics
            NV+....................................     3,516,935
                                                     ------------
           INDUSTRIAL SPECIALTIES
  12,114   Akzo Nobel NV...........................       520,163
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
  12,201   Getronics NV............................        34,151
                                                     ------------
           INTEGRATED OIL
 254,286   Royal Dutch Petroleum Co................    13,456,815
                                                     ------------
           LIFE/HEALTH INSURANCE
  70,517   Aegon N.V.+.............................     1,618,365
                                                     ------------
           MAJOR BANKS
 100,101   ABN AMRO Holding NV+....................     1,982,000
                                                     ------------
           MAJOR TELECOMMUNICATIONS
  46,180   Koninklijke (Royal) KPN NV*.............       209,057
                                                     ------------
           PERSONNEL SERVICES
   9,040   Vedior NV...............................       125,050
                                                     ------------
           REAL ESTATE DEVELOPMENT
  18,400   Rodamco Europe NV.......................       719,366
   5,260   Wereldhave NV...........................       260,843
                                                     ------------
                                                          980,209
                                                     ------------
           REAL ESTATE INVESTMENT TRUSTS
  22,300   Corio NV................................       542,291
  13,935   Eurocommercial Properties NV............       240,797
                                                     ------------
                                                          783,088
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           WHOLESALE DISTRIBUTORS
   7,541   Buhrmann NV.............................  $     96,442
   9,839   Hagemeyer NV............................       194,369
                                                     ------------
                                                          290,811
                                                     ------------
           Total Netherlands.......................    40,316,913
                                                     ------------
           New Zealand (0.0%)
           FOREST PRODUCTS
  62,696   Carter Holt Harvey Ltd..................        50,491
                                                     ------------
           MAJOR TELECOMMUNICATIONS
  21,930   Telecom Corporation of New
            Zealand Ltd............................        47,291
                                                     ------------
           Total New Zealand.......................        97,782
                                                     ------------
           Norway (0.3%)
           FOOD: SPECIALTY/CANDY
  13,400   Orkla ASA...............................       243,471
                                                     ------------
           INDUSTRIAL CONGLOMERATES
  25,800   Norsk Hydro ASA.........................     1,266,914
                                                     ------------
           METAL FABRICATIONS
   1,900   Elkem ASA...............................        38,358
                                                     ------------
           PULP & PAPER
   2,400   Norske Skogindustrier ASA...............        42,609
                                                     ------------
           Total Norway............................     1,591,352
                                                     ------------
           Portugal (0.4%)
           ELECTRIC UTILITIES
 383,765   Electricidade de Portugal, S.A..........       790,940
                                                     ------------
           FINANCIAL CONGLOMERATES
  45,250   BPI-SGPS, S.A. (Registered Shares)......       100,184
  45,250   BPI-SGPS, S.A. (Rights).................         5,118
                                                     ------------
                                                          105,302
                                                     ------------
           FOOD RETAIL
   8,898   Jeronimo Martins SGPS, S.A.*............        74,076
  26,090   Sonae, SGPS., S.A.......................        20,428
                                                     ------------
                                                           94,504
                                                     ------------
           MAJOR TELECOMMUNICATIONS
  33,073   Portugal Telecom, SGPS, S.A. (Registered
            Shares)*...............................       241,102
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           OTHER TRANSPORTATION
  67,770   Brisa-Auto Estradas de Portugal, S.A....  $    335,462
                                                     ------------
           REGIONAL BANKS
  81,730   Banco Comercial
            Portugues, S.A.........................       283,194
   4,552   Banco Espirito Santo, S.A. (Registered
            Shares)................................        48,506
                                                     ------------
                                                          331,700
                                                     ------------
           Total Portugal..........................     1,899,010
                                                     ------------
           Singapore (1.9%)
           AEROSPACE & DEFENSE
 381,000   Singapore Technologies
            Engineering Ltd........................       440,462
                                                     ------------
           AIRLINES
 153,000   Singapore Airlines Ltd..................     1,179,191
                                                     ------------
           BEVERAGES: ALCOHOLIC
  43,200   Fraser & Neave Ltd.*....................       179,554
                                                     ------------
           COMPUTER PERIPHERALS
  12,550   Creative Technology, Ltd................       147,159
                                                     ------------
           ELECTRONIC COMPONENTS
  36,000   Venture Manufacturing Ltd...............       336,912
                                                     ------------
           ENGINEERING & CONSTRUCTION
 226,000   Sembcorp Industries Ltd.................       195,332
                                                     ------------
           FINANCIAL CONGLOMERATES
 119,000   Keppel Corp., Ltd.......................       275,145
                                                     ------------
           HOTELS/RESORTS/CRUISELINES
  63,000   Hotel Properties Ltd....................        41,965
  20,000   Overseas Union Enterprise Ltd...........        74,319
 110,000   United Overseas Land, Ltd...............       111,423
                                                     ------------
                                                          227,707
                                                     ------------
           MAJOR BANKS
 202,115   DBS Group Holdings Ltd..................     1,557,726
                                                     ------------
           MAJOR TELECOMMUNICATIONS
1,072,100  Singapore Telecommunications Ltd........       903,008
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MARINE SHIPPING
 170,000   Neptune Orient Lines Ltd.*..............  $    104,817
                                                     ------------
           PUBLISHING: NEWSPAPERS
  64,000   Singapore Press Holdings Ltd............       792,733
                                                     ------------
           REAL ESTATE DEVELOPMENT
 249,750   Capitaland Ltd..........................       239,232
 123,000   City Developments Ltd...................       419,818
                                                     ------------
                                                          659,050
                                                     ------------
           REGIONAL BANKS
 193,950   Oversea - Chinese Banking
            Corp., Ltd.............................     1,388,026
 198,104   United Overseas Bank Ltd................     1,570,436
                                                     ------------
                                                        2,958,462
                                                     ------------
           SEMICONDUCTORS
 149,000   Chartered Semiconductor
            Manufacturing Ltd.*....................       375,679
                                                     ------------
           SPECIALTY STORES
  41,000   Cycle and Carriage Ltd..................       108,792
                                                     ------------
           Total Singapore.........................    10,441,729
                                                     ------------
           Spain (3.4%)
           ELECTRIC UTILITIES
 106,340   Endesa S.A.+............................     1,627,002
 102,348   Iberdrola S.A...........................     1,401,963
  33,683   Union Fenosa, S.A.......................       593,259
                                                     ------------
                                                        3,622,224
                                                     ------------
           ENGINEERING & CONSTRUCTION
   5,599   ACS, Actividades de Construccion y
            Servicios, S.A.........................       172,337
   8,524   Fomento de Construcciones y Contratas
            S.A....................................       218,641
  13,521   Grupo Dragados, S.A.....................       220,865
                                                     ------------
                                                          611,843
                                                     ------------
           GAS DISTRIBUTORS
  46,281   Gas Natural SDG, S.A....................       935,108
                                                     ------------
           HOTELS/RESORTS/CRUISELINES
   8,922   Sol Melia S.A...........................        66,246
                                                     ------------
           MAJOR BANKS
 251,075   Banco Bilbao Vizcaya Argentaria,
            S.A.+..................................     2,924,019

 SHARES                                                 VALUE

-----------------------------------------------------------------

 311,734   Banco Santander Central Hispano,
            S.A.+..................................  $  2,884,163
                                                     ------------
                                                        5,808,182
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 244,718   Telefonica S.A.*........................     2,616,525
                                                     ------------
           OIL REFINING/MARKETING
 131,584   Repsol-YPF, S.A.........................     1,614,141
                                                     ------------
           OTHER TRANSPORTATION
  25,386   Autopistas Concesionaria Espanola
            S.A....................................       244,467
                                                     ------------
           PROPERTY - CASUALTY INSURERS
  20,568   Corporacion Mapfre S.A..................       138,649
                                                     ------------
           REAL ESTATE DEVELOPMENT
  30,620   Inmobiliaria Colonial, S.A..............       418,881
  37,015   Metrovacesa S.A.........................       662,939
  99,630   Vallehermoso S.A........................       892,187
                                                     ------------
                                                        1,974,007
                                                     ------------
           RESTAURANTS
  20,667   TelePizza, S.A.*........................        26,598
                                                     ------------
           STEEL
   2,355   Acerinox S.A............................        90,079
                                                     ------------
           TOBACCO
  22,074   Altadis, S.A............................       465,673
                                                     ------------
           WATER UTILITIES
  16,442   Sociedad General de Aguas de Barcelona,
            S.A....................................       198,734
                                                     ------------
           Total Spain.............................    18,412,476
                                                     ------------
           Sweden (1.7%)
           APPAREL/FOOTWEAR RETAIL
  80,800   Hennes & Mauritz AB (B Shares)..........     1,607,631
                                                     ------------
           ELECTRONICS/APPLIANCES
  30,400   Electrolux AB (Series B)................       507,008
                                                     ------------
           ENGINEERING & CONSTRUCTION
  11,200   JM AB...................................       279,642
  40,800   Skanska AB (B Shares)...................       290,488
                                                     ------------
                                                          570,130
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           HOUSEHOLD/PERSONAL CARE
  11,786   Svenska Cellulosa AB (B Shares).........  $    401,178
                                                     ------------
           INDUSTRIAL MACHINERY
  10,200   Atlas Copco AB (A Shares)...............       239,752
   5,700   Atlas Copco AB (B Shares)...............       127,308
  22,400   Sandvik AB (B Shares)...................       519,960
                                                     ------------
                                                          887,020
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
  28,200   WM-Data AB (B Shares)...................        62,984
                                                     ------------
           INVESTMENT BANKS/BROKERS
   7,300   OM AB...................................        67,282
                                                     ------------
           LIFE/HEALTH INSURANCE
  75,400   Skandia Forsakrings AB..................       358,869
                                                     ------------
           MAJOR BANKS
  24,700   Skandinaviska Enskilda Banken AB........       237,289
  43,900   Svenska Handelsbanken AB (A Shares).....       665,794
                                                     ------------
                                                          903,083
                                                     ------------
           MAJOR TELECOMMUNICATIONS
   3,385   Tele2 AB (B Shares)*....................        69,495
  67,204   Telia AB................................       209,744
                                                     ------------
                                                          279,239
                                                     ------------
           METAL FABRICATIONS
   7,000   SKF AB (B Shares).......................       172,387
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES
  38,700   Securitas AB (B Shares).................       720,923
                                                     ------------
           MISCELLANEOUS MANUFACTURING
  11,500   Trelleborg AB (Series B)................       105,432
                                                     ------------
           REAL ESTATE DEVELOPMENT
  16,240   Castellum AB............................       201,949
                                                     ------------
           REGIONAL BANKS
 162,620   Nordea AB...............................       927,843
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           STEEL
   5,100   SSAB Svenskt Stal AB (Series A).........  $     54,218
                                                     ------------
           TELECOMMUNICATION EQUIPMENT
 193,000   Telefonaktiebolaget LM Ericsson AB
            (B Shares).............................       485,648
                                                     ------------
           TOBACCO
  28,800   Swedish Match AB........................       227,521
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
   4,100   Volvo AB (A Shares).....................        75,977
  15,500   Volvo AB (B Shares).....................       297,812
                                                     ------------
                                                          373,789
                                                     ------------
           Total Sweden............................     8,914,134
                                                     ------------
           Switzerland (6.9%)
           CHEMICALS: AGRICULTURAL
   3,007   Syngenta AG.............................       185,950
                                                     ------------
           CHEMICALS: SPECIALTY
     350   Lonza Group AG (Registered Shares)+.....        25,269
                                                     ------------
           CONSTRUCTION MATERIALS
     850   Holcim Ltd. (B Shares)..................       197,112
                                                     ------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
   1,700   Kudelski S.A. - Bearer*.................        76,742
                                                     ------------
           FINANCIAL CONGLOMERATES
  81,584   UBS AG (Registered Shares)*++...........     3,940,208
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
  45,110   Nestle S.A. (Registered Shares)+........    10,684,021
                                                     ------------
           HOUSEHOLD/PERSONAL CARE
     490   Givaudan (Registered Shares)............       183,019
                                                     ------------
           INDUSTRIAL CONGLOMERATES
  38,608   ABB Ltd.*+..............................       346,185

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

     133   Sulzer AG (Registered Shares)...........  $     26,689
                                                     ------------
                                                          372,874
                                                     ------------
           MAJOR BANKS
  70,460   Credit Suisse Group*+...................     2,516,273
                                                     ------------
           MAJOR TELECOMMUNICATIONS
   3,684   Swisscom AG (Registered Shares)+........     1,101,487
                                                     ------------
           MEDICAL SPECIALTIES
     266   Sulzer Medica AG (Registered Shares)....        27,141
                                                     ------------
           METAL FABRICATIONS
      97   Georg Fischer AG (Registered Shares)....        20,754
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES
     370   SGS Societe Generale de Surveillance
            Holding S.A............................       100,674
                                                     ------------
           MULTI-LINE INSURANCE
   3,368   Zurich Financial Services AG+...........       785,193
                                                     ------------
           OTHER CONSUMER SPECIALTIES
   2,690   Swatch Group AG (B Shares)*.............       260,749
   2,800   Swatch Group AG (Registered Shares)*....        58,351
                                                     ------------
                                                          319,100
                                                     ------------
           PERSONNEL SERVICES
  11,520   Adecco S.A. (Registered Shares).........       730,196
                                                     ------------
           PHARMACEUTICALS: MAJOR
 205,520   Novartis AG (Registered Shares)+........     8,635,882
  54,300   Roche Holdings AG+......................     4,121,777
  16,700   Roche Holdings AG - Bearer+.............     1,696,231
                                                     ------------
                                                       14,453,890
                                                     ------------
           PROPERTY - CASUALTY INSURERS
  11,680   Swiss Re (Registered Shares)+...........     1,180,929
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           SPECIALTY STORES
     247   Valora Holding AG.......................  $     48,954
                                                     ------------
           Total Switzerland.......................    36,949,786
                                                     ------------
           United Kingdom (27.8%)
           ADVERTISING/MARKETING SERVICES
  56,206   WPP Group PLC...........................       596,134
                                                     ------------
           AEROSPACE & DEFENSE
 306,415   BAE Systems PLC.........................     1,557,992
                                                     ------------
           AIRLINES
 160,688   British Airways PLC.....................       553,076
                                                     ------------
           AUTO PARTS: O.E.M.
  65,410   GKN PLC.................................       305,900
                                                     ------------
           BEVERAGES: ALCOHOLIC
 516,852   Diageo PLC..............................     6,859,845
   4,582   Scottish & Newcastle PLC................        41,922
                                                     ------------
                                                        6,901,767
                                                     ------------
           BROADCASTING
 254,823   Granada PLC.............................       477,986
                                                     ------------
           BUILDING PRODUCTS
   3,674   Novar PLC...............................         8,399
                                                     ------------
           CABLE/SATELLITE TV
 110,658   British Sky Broadcasting Group PLC*.....     1,238,151
                                                     ------------
           CASINO/GAMING
 228,820   Hilton Group PLC........................       854,255
                                                     ------------
           CATALOG/SPECIALTY DISTRIBUTION
 118,548   GUS PLC.................................     1,077,727
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED
  34,342   Imperial Chemical Industries PLC........       159,355
                                                     ------------
           CHEMICALS: SPECIALTY
  35,302   BOC Group PLC...........................       534,887
                                                     ------------
           CONSTRUCTION MATERIALS
  17,664   Hanson PLC..............................       128,287
   4,240   RMC Group PLC...........................        40,276
                                                     ------------
                                                          168,563
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           CONTAINERS/PACKAGING
   6,701   Rexam PLC...............................  $     48,765
                                                     ------------
           DEPARTMENT STORES
 246,690   Marks & Spencer Group PLC...............     1,426,830
                                                     ------------
           DRUGSTORE CHAINS
  82,532   Boots Co. PLC...........................       854,311
                                                     ------------
           ELECTRIC UTILITIES
  80,554   International Power PLC*................       245,281
 150,576   National Grid Group PLC.................     1,079,321
  33,341   Scottish & Southern Energy PLC..........       327,878
 187,615   Scottish Power PLC......................     1,079,678
  76,936   United Utilities PLC....................       738,100
                                                     ------------
                                                        3,470,258
                                                     ------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
 451,450   Invensys PLC............................       707,046
                                                     ------------
           ELECTRONICS/APPLIANCE STORES
 184,497   Dixons Group PLC........................       610,834
                                                     ------------
           ENGINEERING & CONSTRUCTION
   2,539   Balfour Beatty PLC......................        10,394
                                                     ------------
           FINANCIAL CONGLOMERATES
 693,869   HSBC Holdings PLC.......................     8,188,272
 407,171   Lloyds TSB Group PLC....................     4,680,407
                                                     ------------
                                                       12,868,679
                                                     ------------
           FINANCIAL PUBLISHING/ SERVICES
  90,690   Reuters Group PLC.......................       634,206
                                                     ------------
           FOOD DISTRIBUTORS
 260,940   Compass Group PLC.......................     1,623,298
                                                     ------------
           FOOD RETAIL
 193,112   Sainsbury (J.) PLC......................     1,125,380
 707,989   Tesco PLC...............................     2,712,764
                                                     ------------
                                                        3,838,144
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
 447,671   Unilever PLC............................     4,095,891
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           FOOD: SPECIALTY/CANDY
 301,071   Cadbury Schweppes PLC...................  $  2,283,071
  36,088   Tate & Lyle PLC.........................       187,173
                                                     ------------
                                                        2,470,244
                                                     ------------
           GAS DISTRIBUTORS
 380,414   Centrica PLC............................     1,170,801
 399,983   Lattice Group PLC.......................     1,080,974
                                                     ------------
                                                        2,251,775
                                                     ------------
           HOME BUILDING
   2,502   Taylor Woodrow PLC......................         7,655
                                                     ------------
           HOME IMPROVEMENT CHAINS
 128,773   Kingfisher PLC..........................       719,482
                                                     ------------
           HOTELS/RESORTS/CRUISELINES
  63,828   P & O Princess Cruises PLC..............       429,618
 120,728   Six Continents PLC......................     1,335,874
                                                     ------------
                                                        1,765,492
                                                     ------------
           INDUSTRIAL CONGLOMERATES
   1,046   Smiths Group PLC........................        12,359
                                                     ------------
           INDUSTRIAL SPECIALTIES
   6,713   Pilkington PLC..........................        10,880
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
  27,506   Logica PlC..............................       127,233
  50,200   Misys PLC...............................       187,229
                                                     ------------
                                                          314,462
                                                     ------------
           INTEGRATED OIL
2,730,473  BP PLC..................................    23,291,343
 577,912   Shell Transport & Trading Co. PLC.......     4,112,975
                                                     ------------
                                                       27,404,318
                                                     ------------
           INVESTMENT MANAGERS
  37,865   Amvescap PLC............................       397,743
  22,204   Schroders PLC...........................       272,055
                                                     ------------
                                                          669,798
                                                     ------------
           INVESTMENT TRUSTS/MUTUAL FUNDS
  39,755   3i Group PLC............................       400,800
                                                     ------------
           LIFE/HEALTH INSURANCE
 128,145   Prudential Corp.........................     1,362,870
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MAJOR BANKS
 512,700   Barclays PLC............................  $  4,489,185
 232,610   HBOS PLC................................     2,819,561
 196,633   Royal Bank of Scotland Group PLC........     5,637,820
                                                     ------------
                                                       12,946,566
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 928,054   BT Group PLC*...........................     3,488,371
                                                     ------------
           MARINE SHIPPING
  63,828   Peninsular & Oriental Steam Navigation
            Co.....................................       262,235
                                                     ------------
           MEDICAL SPECIALTIES
  70,594   Amersham PLC............................       680,342
  43,676   Smith & Nephew PLC......................       248,481
                                                     ------------
                                                          928,823
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES
  65,410   Brambles Industries PLC.................       324,006
 187,694   Hays PLC................................       471,020
 206,801   Rentokil Initial PLC....................       814,985
                                                     ------------
                                                        1,610,011
                                                     ------------
           MOVIES/ENTERTAINMENT
  45,305   Carlton Communications PLC..............       163,362
  50,118   Emi Group PLC...........................       221,971
   3,231   Rank Group PLC..........................        13,169
                                                     ------------
                                                          398,502
                                                     ------------
           MULTI-LINE INSURANCE
 157,622   CGNU PLC................................     1,621,255
 391,965   Legal & General Group PLC...............       897,982
                                                     ------------
                                                        2,519,237
                                                     ------------
           OIL & GAS PIPELINES
 399,983   BG Group PLC............................     1,786,084
                                                     ------------
           OTHER METALS/MINERALS
  48,689   Rio Tinto PLC...........................       904,421
                                                     ------------
           OTHER TRANSPORTATION
 117,464   BAA PLC.................................     1,103,810
                                                     ------------
           PACKAGED SOFTWARE
  92,242   Sage Group (The) PLC....................       266,087
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           PERSONNEL SERVICES
  98,448   Capita Group PLC........................  $    547,540
                                                     ------------
           PHARMACEUTICALS: MAJOR
 162,834   AstraZeneca PLC+........................     7,627,036
 636,816   GlaxoSmithKline PLC.....................    15,401,102
                                                     ------------
                                                       23,028,138
                                                     ------------
           PRECIOUS METALS
   2,797   Johnson Matthey PLC.....................        43,398
                                                     ------------
           PUBLISHING: BOOKS/ MAGAZINES
  36,786   Pearson PLC.............................       442,683
  66,474   Reed Elsevier PLC.......................       650,805
                                                     ------------
                                                        1,093,488
                                                     ------------
           PULP & PAPER
   6,272   Bunzl PLC...............................        49,161
                                                     ------------
           RAILROADS
  46,596   Railtrack Group PLC.....................       --
                                                     ------------
           REAL ESTATE DEVELOPMENT
 136,527   British Land Company PLC................     1,121,831
 163,345   Canary Wharf Group PLC*.................     1,119,088
  84,358   Chelsfied PLC...........................       446,131
  16,500   Derwent Valley Holdings PLC.............       189,306
  59,137   Grantchester Holdings PLC...............       179,206
  37,560   Hammerson PLC...........................       331,063
  91,902   Land Securities PLC.....................     1,275,991
  33,300   Pillar Property PLC.....................       208,614
  43,435   Slough Estates PLC......................       260,715
                                                     ------------
                                                        5,131,945
                                                     ------------
           SEMICONDUCTORS
  26,189   ARM Holdings PLC*.......................        84,322
                                                     ------------
           STEEL
  54,884   Corus Group PLC*........................        62,969
                                                     ------------
           TELECOMMUNICATION EQUIPMENT
  62,392   Marconi PLC.............................         8,908
                                                     ------------
           TOBACCO
 228,983   British American Tobacco PLC............     2,341,909
                                                     ------------
           WATER UTILITIES
     462   AWG PLC.................................         3,924

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

  62,000   AWG PLC (Registered Shares)*............  $         72
                                                     ------------
                                                            3,996
                                                     ------------
           WIRELESS TELECOMMUNICATIONS
5,183,866  Vodafone Group PLC......................     8,364,255
                                                     ------------
           Total United Kingdom....................   148,987,159
                                                     ------------
           Total Common and Preferred Stocks,
            Rights and Warrants
            (COST $599,337,730)....................   504,062,926
                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (4.0%)
           Repurchase Agreement
$ 21,685   Joint repurchase agreement account 1.92%
           due 05/01/02 (dated 04/30/02; proceeds
           $21,686,157) (a)
           (COST $21,685,000)......................    21,685,000
                                                     ------------

  Total Investments
   (COST $621,022,730) (b)................    98.1%  525,747,926
  Other Assets in Excess of Liabilities...     1.9    10,016,707
                                            ------  ------------
  Net Assets..............................   100.0% $535,764,633
                                            ======  ============

---------------------------------------------------

  + SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS OR FUTURES CONTRACTS.
 ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCK WITH ATTACHED WARRANTS.
  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $26,540,826 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $121,815,630, RESULTING IN NET UNREALIZED DEPRECIATION OF $95,274,804.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

FUTURES CONTRACTS OPEN AT APRIL 30, 2002:
                                             DESCRIPTION,          UNDERLYING       UNREALIZED
      NUMBER OF            LONG/           DELIVERY MONTH,         FACE AMOUNT     APPRECIATION
      CONTRACTS            SHORT               AND YEAR             AT VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------
         122               Short        EURX STOXX 50 June/2002   $ (4,105,422)      $195,444
          12               Short        TSE TOPIX 100 June/2002     (1,000,544)        (6,064)
         122               Short        TSE TOPIX 100 June/2002    (10,161,356)       (72,493)
          64               Short        TSE TOPIX 100 June/2002     (5,485,501)       116,925
                                                                                     --------
                        Net unrealized appreciation............................      $233,812
                                                                                     ========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2002:
                                                               UNREALIZED
      CONTRACTS             IN EXCHANGE         DELIVERY      APPRECIATION
     TO DELIVER                 FOR               DATE       (DEPRECIATION)
----------------------------------------------------------------------------
  $          32,000     EUR         35,426     05/02/2002      $      (117)
  $       2,310,299     EUR      2,686,394     06/05/2002          103,641
  $      29,629,247     EUR     34,412,598     06/05/2002        1,293,225
  $       4,644,337     EUR      5,300,000     06/05/2002          118,137
  $      10,415,356     EUR     11,900,000     06/05/2002          277,746
  $       9,352,247     EUR     10,731,207     06/13/2002          287,453
  $       9,575,327     EUR     10,980,880     06/13/2002          288,651
  $      32,488,426     EUR     37,291,581     06/13/2002        1,010,105
 EUR     11,982,330      $      10,311,394     06/05/2002         (455,688)
 EUR      6,040,000      $       5,236,227     06/05/2002         (191,196)
 EUR        312,948      $         275,000     06/05/2002           (6,209)
 EUR     52,336,065      $      45,637,049     06/13/2002       (1,375,741)
 EUR     10,550,000      $       9,199,600     06/13/2002         (277,324)
 EUR      1,398,904      $       1,218,249     06/13/2002          (38,367)
 EUR      2,380,979      $       2,120,000     06/13/2002          (18,802)
  $      22,069,033     JPY  2,822,629,334     06/13/2002          (75,890)
  $      25,809,318     JPY  3,306,431,724     06/13/2002          (46,521)
  $       2,370,928     JPY    302,478,228     06/20/2002          (13,287)
 JPY  1,434,090,000      $      11,196,655     06/13/2002           22,624
 JPY  4,510,470,189      $      35,265,600     06/13/2002          121,269
 JPY    305,237,140      $       2,387,090     06/13/2002            8,767
 JPY  1,336,250,635      $      10,565,000     06/20/2002          149,709
 JPY  2,345,983,211      $      17,981,981     06/20/2002         (303,584)
 JPY  1,138,691,278      $       8,727,008     06/20/2002         (148,424)
                                                               -----------
      Net unrealized appreciation.........................     $   730,177
                                                               ===========

CURRENCY ABBREVIATIONS:

EUR  Euro.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
SUMMARY OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED)

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Advertising/Marketing Services..........  $    692,130       0.1%
Aerospace & Defense.....................     2,433,593       0.5
Agricultural Commodities/ Milling.......        67,815       0.0
Air Freight/Couriers....................     1,767,197       0.3
Airlines................................     2,549,598       0.5
Apparel/Footwear........................     2,003,299       0.4
Apparel/Footwear Retail.................     1,880,288       0.4
Auto Parts: O.E.M.......................     1,555,436       0.3
Automotive Aftermarket..................       974,610       0.2
Beverages: Alcoholic....................    12,988,029       2.4
Beverages: Non-Alcoholic................       238,374       0.1
Biotechnology...........................        12,497       0.0
Broadcasting............................     1,478,926       0.3
Building Products.......................       649,895       0.1
Cable/Satellite TV......................     1,238,152       0.2
Casino/Gaming...........................       958,675       0.2
Catalog/Specialty Distribution..........     1,077,727       0.2
Chemicals: Agricultural.................       231,624       0.1
Chemicals: Major Diversified............     2,777,409       0.5
Chemicals: Specialty....................     3,610,420       0.7
Commercial Printing/Forms...............       843,489       0.2
Computer Peripherals....................       147,159       0.0
Computer Processing Hardware............       800,902       0.1
Construction Materials..................     1,430,622       0.3
Consumer Sundries.......................        18,352       0.0
Containers/Packaging....................     1,653,493       0.3
Data Processing Services................        23,159       0.0
Department Stores.......................     3,977,280       0.7
Drugstore Chains........................       854,311       0.2
Electric Utilities......................    18,608,814       3.5
Electrical Products.....................     1,942,496       0.4
Electronic Components...................     2,925,114       0.5
Electronic Equipment/ Instruments.......     9,726,516       1.8
Electronic Production Equipment.........     1,530,470       0.3
Electronics/Appliance Stores ...........       610,834       0.1
Electronics/Appliances..................     5,914,636       1.1
Engineering & Construction..............     3,825,908       0.7

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Environmental Services..................  $     27,362       0.0%
Finance/Rental/Leasing..................     2,898,121       0.5
Financial Conglomerates.................    19,803,837       3.7
Financial Publishing/Services...........     1,451,138       0.3
Food Distributors.......................     1,623,298       0.3
Food Retail.............................    10,994,928       2.1
Food: Major Diversified.................    24,812,611       4.6
Food: Meat/Fish/Dairy...................       690,489       0.1
Food: Specialty/Candy...................     3,785,416       0.7
Forest Products.........................        50,490       0.0
Gas Distributors........................     5,370,361       1.0
Home Building...........................       916,673       0.2
Home Improvement Chains.................       719,482       0.1
Hospital/Nursing Management.............        66,242       0.0
Hotels/Resorts/Cruiselines..............     2,577,565       0.5
Household/Personal Care.................     5,693,777       1.1
Industrial Conglomerates................    17,023,780       3.2
Industrial Machinery....................     4,316,706       0.8
Industrial Specialties..................     1,338,577       0.2
Information Technology Services.........     1,673,602       0.3
Integrated Oil..........................    47,398,885       8.8
Investment Banks/Brokers................     3,522,296       0.7
Investment Managers.....................       669,799       0.1
Investment Trusts/Mutual Funds..........       400,800       0.1
Life/Health Insurance...................     5,368,568       1.0
Major Banks.............................    45,373,478       8.5
Major Telecommunications................    16,907,471       3.2
Marine Shipping.........................       734,485       0.1
Media Conglomerates.....................     2,476,663       0.5
Medical Distributors....................       144,383       0.0
Medical Specialties.....................     1,575,128       0.3
Medical/Nursing Services................       402,165       0.1
Metal Fabrications......................     1,026,570       0.2
Miscellaneous Commercial Services.......     3,838,421       0.7
Miscellaneous Manufacturing.............       908,819       0.2
Motor Vehicles..........................    13,619,710       2.5
Movies/Entertainment....................       734,181       0.1
Multi-Line Insurance....................    11,098,348       2.1
Office Equipment/Supplies...............        48,200       0.0

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
SUMMARY OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Oil & Gas Pipelines.....................  $  1,786,084       0.3%
Oil & Gas Production....................       158,623       0.0
Oil Refining/Marketing..................    12,526,878       2.3
Oilfield Services/Equipment.............       117,121       0.0
Other Consumer Services.................       470,572       0.1
Other Consumer Specialties..............       512,409       0.1
Other Metals/Minerals...................     2,711,415       0.5
Other Transportation....................     1,716,005       0.3
Packaged Software.......................     2,958,787       0.6
Personnel Services......................     1,402,786       0.3
Pharmaceuticals: Major..................    49,983,251       9.3
Pharmaceuticals: Other..................     2,975,564       0.6
Precious Metals.........................        43,398       0.0
Property - Casualty Insurers............     1,936,220       0.4
Publishing: Books/Magazines.............     1,478,421       0.3
Publishing: Newspapers..................       792,733       0.1
Pulp & Paper............................     1,465,767       0.3
Railroads...............................     3,841,877       0.8
Real Estate Development.................    21,161,930       3.8
Real Estate Investment Trusts...........     1,101,722       0.2
Recreational Products...................     3,270,866       0.6
Regional Banks..........................     4,878,622       0.9
Repurchase Agreement....................    21,685,000       4.0
Restaurants.............................       853,648       0.2
Semiconductors..........................     1,918,351       0.4

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Specialty Stores........................  $    265,354       0.0%
Specialty Telecommunications............       516,211       0.1
Steel...................................     1,965,664       0.4
Telecommunication Equipment.............     2,714,473       0.5
Textiles................................       587,538       0.1
Tobacco.................................     3,773,952       0.7
Trucks/Construction/Farm Machinery......     1,524,432       0.3
Water Utilities.........................       202,731       0.0
Wholesale Distributors..................     2,311,231       0.4
Wireless Telecommunications.............    14,036,216       2.6
                                          ------------   -------
                                          $525,747,926      98.1%
                                          ============   =======

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $503,467,115      94.0%
Preferred Stocks........................       580,739       0.1
Rights and Warrants.....................        15,072       0.0
Short-Term Investment...................    21,685,000       4.0
                                          ------------   -------
                                          $525,747,926      98.1%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $621,022,730)....................................    $525,747,926
Unrealized appreciation on open forward foreign
 currency contracts...............................         730,177
Cash (including $594,878 in foreign currency and
 $2,718,519 segregated in connection with
 open futures contracts)..........................       3,651,649
Receivable for:
  Shares of beneficial interest sold..............       4,755,693
  Dividends.......................................       1,595,974
  Foreign withholding taxes reclaimed.............         799,264
  Variation margin................................         195,660
Prepaid expenses and other assets.................          63,489
                                                      ------------
    Total Assets..................................     537,539,832
                                                      ------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.......         825,064
  Investment management fee.......................         480,132
  Distribution fee................................         319,856
  Investments purchased...........................          31,883
Accrued expenses and other payables...............         118,264
                                                      ------------
    Total Liabilities.............................       1,775,199
                                                      ------------
    Net Assets....................................    $535,764,633
                                                      ============
Composition of Net Assets:
Paid-in-capital...................................    $712,365,272
Net unrealized depreciation.......................     (94,258,495)
Dividends in excess of net investment income......        (932,598)
Accumulated net realized loss.....................     (81,409,546)
                                                      ------------
    Net Assets....................................    $535,764,633
                                                      ============
Class A Shares:
Net Assets........................................     $44,185,477
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       5,461,179
    Net Asset Value Per Share.....................    $       8.09
                                                      ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................    $       8.54
                                                      ============
Class B Shares:
Net Assets........................................    $306,439,618
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      38,397,142
    Net Asset Value Per Share.....................    $       7.98
                                                      ============
Class C Shares:
Net Assets........................................     $36,143,120
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       4,521,958
    Net Asset Value Per Share.....................    $       7.99
                                                      ============
Class D Shares:
Net Assets........................................    $148,996,418
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      18,356,516
    Net Asset Value Per Share.....................    $       8.12
                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $342,633 foreign withholding
 tax).............................................  $ 4,351,480
Interest..........................................      379,109
                                                    -----------
    Total Income..................................    4,730,589
                                                    -----------
Expenses
Investment management fee.........................    2,635,907
Distribution fee (Class A shares).................       43,345
Distribution fee (Class B shares).................    1,590,615
Distribution fee (Class C shares).................      137,166
Transfer agent fees and expenses..................      503,112
Shareholder reports and notices...................       72,682
Custodian fees....................................       54,916
Registration fees.................................       50,889
Professional fees.................................       29,139
Trustees' fees and expenses.......................        5,764
Other.............................................       35,142
                                                    -----------
    Total Expenses................................    5,158,677
                                                    -----------
    Net Investment Loss...........................     (428,088)
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Investments.....................................  (28,739,025)
  Futures contracts...............................     (866,328)
  Foreign exchange transactions...................      510,731
                                                    -----------
      Net Loss....................................  (29,094,622)
                                                    -----------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................   54,910,377
  Futures contracts...............................     (276,306)
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in
   foreign currencies.............................      598,146
                                                    -----------
    Net Appreciation..............................   55,232,217
                                                    -----------
    Net Gain......................................   26,137,595
                                                    -----------
Net Increase......................................  $25,709,507
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED        ENDED
                                          APRIL 30, 2002  OCTOBER 31, 2001
                                          --------------  ----------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)............   $   (428,088)   $   1,050,849
Net realized loss.......................    (29,094,622)     (48,961,982)
Net change in unrealized depreciation...     55,232,217     (102,813,466)
                                           ------------    -------------

    Net Increase (Decrease).............     25,709,507     (150,724,599)
                                           ------------    -------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................       (364,072)        --
  Class D shares........................     (1,503,216)        --
Net realized gain
  Class A shares........................       --             (1,963,778)
  Class B shares........................       --            (27,196,182)
  Class C shares........................       --             (3,276,401)
  Class D shares........................       --             (5,430,333)
                                           ------------    -------------

    Total Dividends and Distributions...     (1,867,288)     (37,866,694)
                                           ------------    -------------

Net decrease from transactions in shares
 of beneficial interest.................    (29,354,111)     (46,147,266)
                                           ------------    -------------

    Net Decrease........................     (5,511,892)    (234,738,559)

Net Assets:
Beginning of period.....................    541,276,525      776,015,084
                                           ------------    -------------
End of Period
(INCLUDING DIVIDENDS IN EXCESS OF NET
INVESTMENT INCOME OF $932,598 AND
UNDISTRIBUTED NET INVESTMENT INCOME OF
$1,362,778, RESPECTIVELY)...............   $535,764,633    $ 541,276,525
                                           ============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares, are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon rating and

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

maturity or an appropriate matrix utilizing similar factors); and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding
$1 billion and 0.95% to the portion of daily net assets in excess of $1 billion.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $24,809,696 at April 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,836, $579,785, and $1,451, respectively and received $8,586 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2002 aggregated $73,805,536 and $79,620,807, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At April 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $10,700.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                FOR THE YEAR
                                      MONTHS ENDED                   ENDED
                                     APRIL 30, 2002             OCTOBER 31, 2001
                                -------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  -------------
CLASS A SHARES
Sold..........................    3,685,492  $ 28,710,919   18,869,073  $ 167,690,395
Reinvestment of dividends and
 distributions................       44,953       347,486      201,920      1,898,051
Redeemed......................   (3,158,205)  (24,586,542) (18,704,066)  (169,610,946)
                                -----------  ------------  -----------  -------------
Net increase (decrease) --
 Class A......................      572,240     4,471,863      366,927        (22,500)
                                -----------  ------------  -----------  -------------
CLASS B SHARES
Sold..........................    5,486,779    42,261,782   22,092,721    187,306,434
Reinvestment of
 distributions................      --            --         2,734,233     25,401,031
Redeemed......................  (11,740,641)  (90,686,731) (35,263,293)  (302,093,744)
                                -----------  ------------  -----------  -------------
Net decrease -- Class B.......   (6,253,862)  (48,424,949) (10,436,339)   (89,386,279)
                                -----------  ------------  -----------  -------------
CLASS C SHARES
Sold..........................    1,244,482     9,563,220    3,711,134     31,759,458
Reinvestment of
 distributions................      --            --           328,722      3,053,828
Redeemed......................   (1,851,194)  (14,270,735)  (5,744,859)   (50,007,304)
                                -----------  ------------  -----------  -------------
Net decrease -- Class C.......     (606,712)   (4,707,515)  (1,705,003)   (15,194,018)
                                -----------  ------------  -----------  -------------
CLASS D SHARES
Sold..........................    5,973,150    46,946,016    9,549,842     85,770,151
Reinvestment of dividends and
 distributions................      162,573     1,259,940      476,627      4,494,588
Redeemed......................   (3,683,304)  (28,899,466)  (3,660,671)   (31,809,208)
                                -----------  ------------  -----------  -------------
Net increase -- Class D.......    2,452,419    19,306,490    6,365,798     58,455,531
                                -----------  ------------  -----------  -------------
Net decrease in Fund..........   (3,835,915) $(29,354,111)  (5,408,617) $ (46,147,266)
                                ===========  ============  ===========  =============

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

6. Federal Income Tax Status
At October 31, 2001, the Fund had a net capital loss carryover of approximately $36,590,000 which will be available through October 31, 2009 to offset future capital gains to the extent provided by regulations.

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies, the mark-to-market of open forward foreign currency exchange contracts and capital loss deferrals on wash sales.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2002, there were outstanding forward contracts and outstanding index futures contracts.

At April 30, 2002, investments in securities of issuers in the United Kingdom represented 27.8% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At April 30, 2002, the Fund's cash balance consisted principally of interest deposits with J.P. Morgan Chase, the Fund's custodian.

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                        FOR THE PERIOD
                                  FOR THE SIX      FOR THE YEAR       FOR THE YEAR      JUNE 28, 1999*
                                 MONTHS ENDED          ENDED              ENDED            THROUGH
                                APRIL 30, 2002   OCTOBER 31, 2001   OCTOBER 31, 2000   OCTOBER 31, 1999
                                ---------------  -----------------  -----------------  ----------------
                                  (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $ 7.77            $10.29             $10.57            $10.00
                                     ------            ------             ------            ------
Income (loss) from investment
 operations:
  Net investment income++.....         0.01              0.06               0.11              0.01
  Net realized and unrealized
   gain (loss)................         0.39             (2.07)             (0.39)             0.56
                                     ------            ------             ------            ------
Total income (loss) from
 investment operations........         0.40             (2.01)             (0.28)             0.57
                                     ------            ------             ------            ------

Less dividends and
 distributions from:
  Net investment income.......        (0.08)          -                  -                  -
  Net realized gain...........       -                  (0.51)           -                  -
                                     ------            ------             ------            ------

Total dividends and
 distributions................        (0.08)            (0.51)           -                  -
                                     ------            ------             ------            ------

Net asset value, end of
 period.......................       $ 8.09            $ 7.77             $10.29            $10.57
                                     ======            ======             ======            ======

Total Return+.................         5.14%(1)        (20.36)%            (2.65)%            5.70%(1)

Ratios to Average Net
 Assets(3):
Expenses......................         1.51%(2)          1.46 %(4)          1.47 %            1.81%(2)
Net investment income.........         0.28%(2)          0.73 %             0.95 %            0.31%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $44,185           $37,974            $46,535           $38,506
Portfolio turnover rate.......           15%(1)            37 %               84 %              14%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                        FOR THE PERIOD
                                  FOR THE SIX      FOR THE YEAR       FOR THE YEAR      JUNE 28, 1999*
                                 MONTHS ENDED          ENDED              ENDED            THROUGH
                                APRIL 30, 2002   OCTOBER 31, 2001   OCTOBER 31, 2000   OCTOBER 31, 1999
                                ---------------  -----------------  -----------------  ----------------
                                  (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $ 7.62             $10.19             $10.55            $10.00
                                     ------             ------             ------            ------
Income (loss) from investment
 operations:
  Net investment income
   (loss)++...................        (0.02)              0.00               0.02             (0.02)
  Net realized and unrealized
   gain (loss)................         0.38              (2.06)             (0.38)             0.57
                                     ------             ------             ------            ------
Total income (loss) from
 investment operations........         0.36              (2.06)             (0.36)             0.55
                                     ------             ------             ------            ------

Less distributions from net
 realized gain................       -                   (0.51)           -                 -
                                     ------             ------             ------            ------

Net asset value, end of
 period.......................       $ 7.98             $ 7.62             $10.19            $10.55
                                     ======             ======             ======            ======

Total Return+.................         4.72 %(1)        (21.08)%            (3.41)%            5.50 %(1)

Ratios to Average Net
 Assets(3):
Expenses......................         2.29 %(2)          2.24 %(4)          2.22 %            2.56 %(2)
Net investment income
 (loss).......................        (0.50)%(2)         (0.06)%             0.20 %           (0.44)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................     $306,440           $340,158           $561,375          $465,258
Portfolio turnover rate.......           15 %(1)            37 %               84 %              14 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                        FOR THE PERIOD
                                  FOR THE SIX      FOR THE YEAR       FOR THE YEAR      JUNE 28, 1999*
                                 MONTHS ENDED          ENDED              ENDED            THROUGH
                                APRIL 30, 2002   OCTOBER 31, 2001   OCTOBER 31, 2000   OCTOBER 31, 1999
                                ---------------  -----------------  -----------------  ----------------
                                  (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $ 7.62            $10.19             $10.55            $10.00
                                     ------            ------             ------            ------
Income (loss) from investment
 operations:
  Net investment income
   (loss)++...................        (0.01)            (0.01)              0.02             (0.02)
  Net realized and unrealized
   gain (loss)................         0.38             (2.05)             (0.38)             0.57
                                     ------            ------             ------            ------
Total income (loss) from
 investment operations........         0.37             (2.06)             (0.36)             0.55
                                     ------            ------             ------            ------
Less distributions from net
 realized gain................       -                  (0.51)           -                  -
                                     ------            ------             ------            ------
Net asset value, end of
 period.......................       $ 7.99            $ 7.62             $10.19            $10.55
                                     ======            ======             ======            ======
Total Return+.................         4.86 %(1)       (21.08)%            (3.41)%            5.50 %(1)

Ratios to Average Net Assets
 (3):
Expenses......................         2.04 %(2)         2.24 %(4)          2.22 %            2.56 %(2)
Net investment income
 (loss).......................        (0.25)%(2)        (0.06)%             0.20 %           (0.44)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $36,143           $39,079            $69,640           $69,811
Portfolio turnover rate.......           15 %(1)           37 %               84 %              14 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                        FOR THE PERIOD
                                  FOR THE SIX      FOR THE YEAR       FOR THE YEAR      JUNE 28, 1999*
                                 MONTHS ENDED          ENDED              ENDED            THROUGH
                                APRIL 30, 2002   OCTOBER 31, 2001   OCTOBER 31, 2000   OCTOBER 31, 1999
                                ---------------  -----------------  -----------------  ----------------
                                  (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $ 7.80             $10.32            $10.58            $10.00
                                     ------             ------            ------            ------
Income (loss) from investment
 operations:
  Net investment income++.....         0.02               0.08              0.15              0.01
  Net realized and unrealized
   gain (loss)................         0.39              (2.09)            (0.41)             0.57
                                     ------             ------            ------            ------
Total income (loss) from
 investment operations........         0.41              (2.01)            (0.26)             0.58
                                     ------             ------            ------            ------
Less dividends and
 distributions from:
  Net investment income.......        (0.09)           -                 -                  -
  Net realized gain...........       -                   (0.51)          -                  -
                                     ------             ------            ------            ------
Total dividends and
 distributions................        (0.09)             (0.51)          -                  -
                                     ------             ------            ------            ------
Net asset value, end of
 period.......................       $ 8.12             $ 7.80            $10.32            $10.58
                                     ======             ======            ======            ======
Total Return+.................         5.33%(1)         (20.30)%           (2.46)%            5.80%(1)

Ratios to Average Net Assets
 (3):
Expenses......................         1.29%(2)           1.24 %(4)         1.22 %            1.56%(2)
Net investment income.........         0.50%(2)           0.94 %            1.20 %            0.56%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................     $148,996           $124,065           $98,465            $1,336
Portfolio turnover rate.......           15%(1)             37 %              84 %              14%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing. Morgan Stanley Distributors Inc.,
member NASD.                                                         36075RPT


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Morgan Stanley
International Fund

SEMIANNUAL REPORT
APRIL 30, 2002